Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	100 Months Ended	102 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025 [2]	Jul. 31, 2025 [3]	Jul. 31, 2025
The Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	(3.85%)	(0.42%)			1.69%
The Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	(1.81%)	(0.41%)			1.45%
The Tax-Exempt Bond Fund of America® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	(2.31%)	0.10%	1.90%
The Tax-Exempt Bond Fund of America® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	(0.15%)	0.27%			1.97%
The Tax-Exempt Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	0.11%	0.53%			2.24%
The Tax-Exempt Bond Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	0.22%	0.64%		2.36%
The Tax-Exempt Bond Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	0.14%	0.62%			2.34%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	(0.07%)	0.35%			2.07%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	(0.84%)	(0.41%)			1.45%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	0.20%	0.62%	2.21%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	0.00%	0.13%	1.97%	2.11%	2.11%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.